Income Taxes (Details)		12 Months Ended
	Jan. 01, 2008	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2019
Income Taxes (Details) [Line Items]
Net (loss) (in Dollars)		$ (1,359,923)		$ (16,851,064)	$ (34,826,989)
Net income before taxes (in Dollars)		(13,066,489)		(4,008,281)	(4,293,327)
Income tax liability		$ 15,263	¥ 100,000
Undistributed earnings (in Dollars)				30,800,000	36,000,000
Withholding income tax, percentage	10.00%
Investor holding percentage	25.00%
Minimum [Member]
Income Taxes (Details) [Line Items]
Withholding tax rate	5.00%
Annual dividends						15.00%
Maximum [Member]
Income Taxes (Details) [Line Items]
Withholding tax rate	10.00%
Annual dividends						25.00%
U.S. [Member]
Income Taxes (Details) [Line Items]
Applicable tax rate		21.00%	21.00%
Net income before taxes (in Dollars)		$ 634,709		441,981
U.S. [Member] | We Health [Member]
Income Taxes (Details) [Line Items]
Applicable tax rate		6.50%	6.50%
U.S. [Member] | Akso Remote Medical [Member]
Income Taxes (Details) [Line Items]
Applicable tax rate		0.00%	0.00%
U.S. [Member] | Akso Online MediTech [Member]
Income Taxes (Details) [Line Items]
Applicable tax rate		8.00%	8.00%
Net (loss) (in Dollars)				441,981
PRC [Member]
Income Taxes (Details) [Line Items]
Statutory income tax rate		25.00%	25.00%
Net income before taxes (in Dollars)		$ 165,429		$ 2,717
Investor holding percentage	25.00%